Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
Airbus SE .......................... 1,441 $ 253,739
Axon Enterprise, Inc.
(a)
................. 187 98,353
BAE Systems plc ..................... 4,626 93,411
Boeing Co. (The)
(a)
.................... 1,418 241,840
Bombardier, Inc. , Class B
(a)
.............. 368 20,709
BWX Technologies, Inc. ................ 176 17,362
Curtiss-Wright Corp. ................... 196 62,185
Dassault Aviation SA .................. 69 22,751
GE Aerospace ....................... 2,043 408,906
General Dynamics Corp. ................ 881 240,143
HEICO Corp. , Class A .................. 1,009 212,869
Howmet Aerospace, Inc.
(b)
............... 892 115,719
Kongsberg Gruppen ASA ............... 848 124,330
L3Harris Technologies, Inc. .............. 348 72,840
Lockheed Martin Corp. ................. 1,007 449,837
Northrop Grumman Corp. ............... 626 320,518
Rheinmetall AG ...................... 143 204,622
Rolls-Royce Holdings plc
(a)
.............. 6,848 66,558
RTX Corp. ......................... 2,919 386,651
Saab AB , Class B .................... 857 33,697
Safran SA .......................... 813 214,049
Thales SA .......................... 200 53,164
TransDigm Group, Inc. ................. 240 331,990
4,046,243
Air Freight & Logistics — 0.5%
FedEx Corp. ........................ 1,201 292,780
Nippon Express Holdings, Inc. ............ 1,600 29,144
United Parcel Service, Inc. , Class B ........ 3,793 417,192
739,116
Automobile Components — 0.2%
BorgWarner, Inc. ..................... 823 23,579
Cie Generale des Etablissements Michelin SCA 1,165 40,946
Continental AG ...................... 262 18,476
Denso Corp. ........................ 11,500 142,676
Magna International, Inc. ................ 968 32,900
258,577
Automobiles — 0.9%
Ferrari NV ......................... 121 51,674
General Motors Co. ................... 768 36,119
Stellantis NV ........................ 2,795 31,349
Tesla, Inc.
(a)
......................... 3,552 920,536
Toyota Motor Corp. ................... 14,600 258,089
1,297,767
Banks — 4.6%
ANZ Group Holdings Ltd. ............... 1,014 18,565
Banco Bilbao Vizcaya Argentaria SA ........ 11,518 157,193
Banco BPM SpA ..................... 1,170 11,906
Banco de Sabadell SA ................. 8,780 24,651
Banco Santander SA .................. 31,733 213,782
Bank Leumi Le-Israel BM ............... 2,543 34,246
Bank of America Corp. ................. 18,287 763,116
Bank of Ireland Group plc ............... 1,406 16,612
Barclays plc ........................ 31,637 118,956
BNP Paribas SA ..................... 2,400 200,590
BOC Hong Kong Holdings Ltd. ............ 18,500 74,905
CaixaBank SA ....................... 5,721 44,565
Citigroup, Inc. ....................... 4,523 321,088
Citizens Financial Group, Inc. ............ 1,484 60,799
Commerzbank AG .................... 1,715 39,248
Commonwealth Bank of Australia .......... 4,105 390,360
Credit Agricole SA .................... 2,332 42,459
Security
Shares
Shares Value
Banks (continued)
DBS Group Holdings Ltd. ............... 3,300 $ 113,326
FinecoBank Banca Fineco SpA ........... 2,173 43,040
HSBC Holdings plc ................... 39,522 448,041
Intesa Sanpaolo SpA .................. 71,593 368,967
JPMorgan Chase & Co. ................ 4,281 1,050,129
Mitsubishi UFJ Financial Group, Inc. ........ 34,500 470,367
Mizuho Financial Group, Inc. ............. 1,800 49,399
NatWest Group plc .................... 14,448 85,307
Nordea Bank Abp .................... 7,336 93,831
NU Holdings Ltd. , Class A
(a)
.............. 4,605 47,155
PNC Financial Services Group, Inc. (The) .... 1,312 230,610
Societe Generale SA .................. 925 41,730
Standard Chartered plc ................. 5,978 88,710
Sumitomo Mitsui Financial Group, Inc. ....... 15,300 393,434
Sumitomo Mitsui Trust Group, Inc. ......... 10,600 266,816
Svenska Handelsbanken AB , Class A ....... 6,267 70,827
UniCredit SpA ....................... 4,235 237,720
United Overseas Bank Ltd. .............. 1,100 31,038
US Bancorp ........................ 4,313 182,095
Wells Fargo & Co. .................... 943 67,698
6,913,281
Beverages — 0.7%
Coca-Cola Co. (The) .................. 5,125 367,052
Coca-Cola Europacific Partners plc ......... 1,839 160,048
Coca-Cola HBC AG ................... 1,000 45,290
Constellation Brands, Inc. , Class A
(b)
........ 911 167,187
Molson Coors Beverage Co. , Class B ....... 454 27,635
Monster Beverage Corp.
(a)
............... 615 35,990
PepsiCo, Inc. ....................... 1,829 274,240
1,077,442
Biotechnology — 1.6%
AbbVie, Inc. ........................ 3,444 721,587
Alkermes plc
(a)
....................... 1,591 52,535
Alnylam Pharmaceuticals, Inc.
(a)
........... 151 40,773
Amgen, Inc. ........................ 764 238,024
Argenx SE
(a)
........................ 264 155,785
Biogen, Inc.
(a)
....................... 466 63,767
BioMarin Pharmaceutical, Inc.
(a)
........... 1,371 96,916
CSL Ltd. ........................... 740 116,468
Exact Sciences Corp.
(a)
................. 532 23,030
Genmab A/S
(a)
....................... 181 35,263
Gilead Sciences, Inc. .................. 3,624 406,069
GRAIL, Inc.
(a)
....................... 41 1,047
Incyte Corp.
(a)
....................... 270 16,349
Natera, Inc.
(a)
....................... 845 119,491
Neurocrine Biosciences, Inc.
(a)
............ 283 31,300
Regeneron Pharmaceuticals, Inc. .......... 171 108,453
Sarepta Therapeutics, Inc.
(a)
............. 669 42,696
Telix Pharmaceuticals Ltd.
(a)
.............. 1,059 17,731
United Therapeutics Corp.
(a)
.............. 398 122,692
Vertex Pharmaceuticals, Inc.
(a)
............ 72 34,907
2,444,883
Broadline Retail — 1.9%
Amazon.com, Inc.
(a)
................... 13,756 2,617,217
Coupang, Inc. , Class A
(a)
................ 1,593 34,935
Etsy, Inc.
(a)
......................... 830 39,159
Prosus NV , Class N ................... 3,169 147,229
Rakuten Group, Inc.
(a)
.................. 6,800 39,011
Takashimaya Co. Ltd. .................. 2,200 17,895
2,895,446
Building Products — 0.4%
Assa Abloy AB , Class B ................ 3,501 105,105
Belimo Holding AG (Registered) ........... 170 104,807

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Cie de Saint-Gobain SA ................ 648 $ 64,552
CSW Industrials, Inc. .................. 51 14,868
Daikin Industries Ltd. .................. 500 54,259
Kingspan Group plc ................... 176 14,217
Trane Technologies plc ................. 899 302,891
660,699
Capital Markets — 3.4%
3i Group plc ........................ 2,831 133,115
Ameriprise Financial, Inc.
(b)
.............. 558 270,133
Amundi SA
(c) (d)
....................... 567 44,422
Ares Management Corp. , Class A .......... 281 41,197
Blackstone, Inc. , Class A ................ 1,094 152,919
Blue Owl Capital, Inc. , Class A ............ 479 9,599
Carlyle Group, Inc. (The)
(b)
............... 331 14,428
Charles Schwab Corp. (The) ............. 3,729 291,906
CME Group, Inc. , Class A ............... 986 261,576
Coinbase Global, Inc. , Class A
(a)
........... 493 84,909
Daiwa Securities Group, Inc. ............. 7,800 52,519
Deutsche Bank AG (Registered) ........... 9,688 230,935
Deutsche Boerse AG .................. 309 91,173
Euronext NV
(c) (d)
...................... 371 53,844
Evercore, Inc. , Class A ................. 54 10,785
Goldman Sachs Group, Inc. (The) ......... 115 62,823
Hong Kong Exchanges & Clearing Ltd. ...... 1,700 75,623
Houlihan Lokey, Inc. , Class A
(b)
............ 1,131 182,657
HUB24 Ltd. ......................... 272 11,726
Intercontinental Exchange, Inc. ........... 380 65,550
Invesco Ltd. ........................ 2,980 45,207
Janus Henderson Group plc ............. 7,813 282,440
KKR & Co., Inc. ...................... 1,083 125,206
Lazard, Inc. ........................ 892 38,624
London Stock Exchange Group plc ......... 1,067 158,479
Moody's Corp. ....................... 1,186 552,308
Morgan Stanley ...................... 4,784 558,149
MSCI, Inc. ......................... 233 131,762
Nasdaq, Inc. ........................ 1,795 136,169
Nomura Holdings, Inc. ................. 36,600 225,526
Piper Sandler Cos. .................... 83 20,556
S&P Global, Inc. ..................... 860 436,966
Schroders plc ....................... 8,796 39,824
St. James's Place plc .................. 2,147 27,292
Swissquote Group Holding SA (Registered) ... 24 10,367
UBS Group AG (Registered) ............. 4,038 124,026
XP, Inc. , Class A ..................... 217 2,984
5,057,724
Chemicals — 0.2%
Air Liquide SA ....................... 898 170,571
Arkema SA ......................... 165 12,634
Givaudan SA (Registered) ............... 24 103,032
286,237
Commercial Services & Supplies — 0.7%
Brambles Ltd. ....................... 3,123 39,454
Cintas Corp. ........................ 2,345 481,968
MSA Safety, Inc. ..................... 9 1,320
RB Global, Inc. ...................... 278 27,883
Rollins, Inc. ......................... 1,907 103,035
Securitas AB , Class B .................. 1,944 27,510
Tetra Tech, Inc. ...................... 1,872 54,756
Waste Management, Inc. ................ 1,297 300,268
1,036,194
Communications Equipment — 0.7%
Arista Networks, Inc.
(a)
................. 3,135 242,900
Ciena Corp.
(a)
....................... 263 15,893
Security
Shares
Shares Value
Communications Equipment (continued)
Cisco Systems, Inc. ................... 6,466 $ 399,017
Juniper Networks, Inc. ................. 495 17,914
Motorola Solutions, Inc. ................ 935 409,352
1,085,076
Construction & Engineering — 0.6%
AECOM ........................... 2,051 190,189
Bouygues SA ....................... 588 23,179
Comfort Systems USA, Inc. .............. 274 88,319
Dycom Industries, Inc.
(a)
................ 139 21,175
Eiffage SA ......................... 220 25,615
EMCOR Group, Inc. ................... 83 30,679
Ferrovial SE ........................ 3,500 156,547
MasTec, Inc.
(a)
....................... 1,319 153,941
Obayashi Corp. ...................... 3,200 42,689
Quanta Services, Inc. .................. 306 77,779
Sterling Infrastructure, Inc.
(a)
............. 124 14,038
Vinci SA ........................... 868 109,420
933,570
Construction Materials — 0.2%
CRH plc ........................... 216 19,002
Holcim AG ......................... 2,153 231,691
250,693
Consumer Finance — 0.2%
American Express Co. ................. 695 186,990
Capital One Financial Corp. .............. 206 36,936
Credit Saison Co. Ltd. .................. 900 21,391
Discover Financial Services .............. 343 58,550
OneMain Holdings, Inc. ................. 319 15,593
319,460
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp. ................ 619 585,438
Kesko OYJ , Class B ................... 1,619 33,093
Seven & i Holdings Co. Ltd. .............. 3,000 43,443
Target Corp. ........................ 675 70,443
Walgreens Boots Alliance, Inc. ............ 215 2,402
Walmart, Inc.
(b)
...................... 6,850 601,361
1,336,180
Containers & Packaging — 0.0%
Berry Global Group, Inc. ................ 29 2,024
Diversified Consumer Services — 0.0%
Duolingo, Inc. , Class A
(a)
................ 51 15,838
Diversified REITs — 0.0%
Land Securities Group plc ............... 3,084 21,981
Diversified Telecommunication Services — 0.9%
AT&T, Inc. .......................... 11,762 332,629
Deutsche Telekom AG (Registered) ........ 17,653 651,749
Frontier Communications Parent, Inc.
(a)
...... 371 13,304
Nippon Telegraph & Telephone Corp. ....... 82,700 79,927
Sunrise Communications AG , ADR, Class A
(a)
.. 1,943 93,827
Verizon Communications, Inc. ............ 2,813 127,598
1,299,034
Electric Utilities — 1.3%
Chubu Electric Power Co., Inc. ............ 4,200 45,537
Constellation Energy Corp. .............. 361 72,788
Duke Energy Corp. ................... 2,585 315,292
Edison International ................... 5,614 330,777
Enel SpA .......................... 16,442 133,287
Entergy Corp. ....................... 3,217 275,021
Fortum OYJ ........................ 4,020 65,830
Iberdrola SA ........................ 16,333 263,747

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Kansai Electric Power Co., Inc. (The) ....... 5,300 $ 62,901
NextEra Energy, Inc. .................. 2,675 189,631
Origin Energy Ltd. .................... 4,539 30,036
PG&E Corp. ........................ 3,095 53,172
Southern Co. (The) ................... 180 16,551
SSE plc ........................... 3,208 66,080
Terna - Rete Elettrica Nazionale ........... 4,764 43,054
1,963,704
Electrical Equipment — 1.3%
ABB Ltd. (Registered) .................. 5,643 291,167
Accelleron Industries AG ................ 306 14,188
AMETEK, Inc. ....................... 1,139 196,067
Eaton Corp. plc ...................... 1,927 523,816
GE Vernova, Inc. ..................... 443 135,239
Hubbell, Inc. ........................ 56 18,531
Legrand SA ........................ 795 84,193
Mitsubishi Electric Corp. ................ 2,400 44,262
nVent Electric plc ..................... 1,394 73,074
Rockwell Automation, Inc.
(b)
.............. 94 24,288
Schneider Electric SE .................. 1,464 337,958
Siemens Energy AG
(a)
.................. 2,262 134,096
Vertiv Holdings Co. , Class A ............. 1,230 88,806
Vestas Wind Systems A/S
(a)
.............. 1,399 19,354
1,985,039
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. , Class A ............... 2,701 177,159
Badger Meter, Inc. .................... 298 56,695
Flex Ltd.
(a)
.......................... 1,036 34,271
Keyence Corp. ...................... 400 157,284
Kyocera Corp. ....................... 2,200 24,849
Murata Manufacturing Co. Ltd. ............ 5,300 81,752
TE Connectivity plc ................... 1,167 164,920
Teledyne Technologies, Inc.
(a)
............. 35 17,420
714,350
Entertainment — 1.0%
Netflix, Inc.
(a)
........................ 648 604,279
ROBLOX Corp. , Class A
(a)
............... 1,454 84,754
Sea Ltd. , ADR, Class A
(a)
................ 1,848 241,146
Spotify Technology SA
(a)
................ 442 243,113
Walt Disney Co. (The) ................. 3,422 337,751
1,511,043
Financial Services — 1.9%
Berkshire Hathaway, Inc. , Class B
(a)
........ 1,743 928,287
Block, Inc. , Class A
(a)
.................. 469 25,481
Edenred SE ........................ 573 18,621
Essent Group Ltd. .................... 3,607 208,196
EXOR NV .......................... 341 30,967
Global Payments, Inc. ................. 144 14,100
Groupe Bruxelles Lambert NV ............ 502 37,459
Investor AB , Class B ................... 2,424 72,294
M&G plc ........................... 9,749 25,113
Mastercard, Inc. , Class A ................ 703 385,328
MGIC Investment Corp. ................ 1,701 42,151
ORIX Corp. ......................... 4,600 96,043
PayPal Holdings, Inc.
(a)
................. 1,076 70,209
Remitly Global, Inc.
(a)
.................. 694 14,435
Visa, Inc. , Class A .................... 2,524 884,561
2,853,245
Food Products — 0.4%
Cal-Maine Foods, Inc.
(b)
................ 237 21,543
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 1 131,226
Security
Shares
Shares Value
Food Products (continued)
Hershey Co. (The) .................... 230 $ 39,337
Ingredion, Inc.
(b)
...................... 1,691 228,640
Kellanova .......................... 399 32,913
Kerry Group plc , Class A ................ 268 28,064
Tyson Foods, Inc. , Class A .............. 811 51,750
533,473
Gas Utilities — 0.1%
Brookfield Infrastructure Corp. , Class A ...... 650 23,474
National Fuel Gas Co. ................. 751 59,472
Snam SpA ......................... 8,457 43,848
126,794
Ground Transportation — 0.2%
Uber Technologies, Inc.
(a)
............... 2,331 169,836
Union Pacific Corp. ................... 257 60,714
230,550
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories ................... 2,046 271,402
Alcon AG .......................... 563 53,420
Boston Scientific Corp.
(a)
................ 4,217 425,411
Cochlear Ltd. ....................... 191 31,479
Dexcom, Inc.
(a)
...................... 956 65,285
Edwards Lifesciences Corp.
(a)
............ 198 14,351
EssilorLuxottica SA ................... 620 178,665
Globus Medical, Inc. , Class A
(a)
........... 135 9,882
IDEXX Laboratories, Inc.
(a)
............... 114 47,874
Inspire Medical Systems, Inc.
(a)
........... 123 19,591
Insulet Corp.
(a)
....................... 75 19,696
Intuitive Surgical, Inc.
(a)
................. 484 239,711
Medtronic plc ....................... 2,877 258,527
ResMed, Inc.
(b)
...................... 587 131,400
STERIS plc ......................... 324 73,435
Stryker Corp. ....................... 381 141,827
Terumo Corp. ....................... 3,300 62,093
2,044,049
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. ................... 925 127,437
Centene Corp.
(a)
..................... 4,681 284,184
Cigna Group (The) .................... 742 244,118
CVS Health Corp. .................... 2,541 172,153
Elevance Health, Inc. .................. 757 329,265
Encompass Health Corp. ............... 4,374 442,999
HCA Healthcare, Inc. .................. 1,257 434,356
Humana, Inc. ....................... 91 24,079
Labcorp Holdings, Inc. ................. 203 47,246
McKesson Corp. ..................... 268 180,361
Molina Healthcare, Inc.
(a)
................ 434 142,955
RadNet, Inc.
(a)
....................... 569 28,291
Sonic Healthcare Ltd. .................. 1,533 24,891
Tenet Healthcare Corp.
(a)
................ 1,109 149,160
UnitedHealth Group, Inc. ................ 2,062 1,079,973
Universal Health Services, Inc. , Class B ..... 978 183,766
3,895,234
Health Care Technology — 0.1%
Doximity, Inc. , Class A
(a)
................ 371 21,529
Pro Medicus Ltd. ..................... 406 51,390
Veeva Systems, Inc. , Class A
(a)
........... 236 54,665
Waystar Holding Corp.
(a)
................ 770 28,767
156,351
Hotels, Restaurants & Leisure — 0.8%
Airbnb, Inc. , Class A
(a)
.................. 1,335 159,479
Aristocrat Leisure Ltd. .................. 3,150 127,396

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc. ................. 49 $ 225,739
Chipotle Mexican Grill, Inc.
(a)
............. 2,213 111,115
DoorDash, Inc. , Class A
(a)
............... 834 152,430
DraftKings, Inc. , Class A
(a)
............... 540 17,933
Evolution AB
(c) (d)
...................... 179 13,337
Flutter Entertainment plc
(a)
............... 104 23,041
Marriott Vacations Worldwide Corp. ......... 54 3,469
McDonald's Corp. .................... 370 115,577
Royal Caribbean Cruises Ltd. ............ 61 12,532
Texas Roadhouse, Inc. ................. 905 150,800
Viking Holdings Ltd.
(a) (b)
................. 977 38,836
Wingstop, Inc. ....................... 159 35,867
1,187,551
Household Durables — 1.5%
Barratt Redrow plc .................... 3,654 20,100
Berkeley Group Holdings plc ............. 799 37,187
DR Horton, Inc. ...................... 1,536 195,272
GN Store Nord A/S
(a)
.................. 743 11,622
KB Home .......................... 451 26,212
Lennar Corp. , Class A .................. 1,610 184,796
Meritage Homes Corp. ................. 524 37,141
NVR, Inc.
(a)
......................... 11 79,688
Panasonic Holdings Corp. ............... 23,200 276,765
Persimmon plc ...................... 1,755 27,145
PulteGroup, Inc. ..................... 1,378 141,658
Sekisui House Ltd. .................... 7,000 156,675
Sony Group Corp. .................... 26,000 657,878
Taylor Morrison Home Corp.
(a)
............ 3,485 209,239
Taylor Wimpey plc .................... 11,228 15,775
Toll Brothers, Inc. ..................... 718 75,814
TopBuild Corp.
(a)
..................... 94 28,665
2,181,632
Household Products — 0.1%
Henkel AG & Co. KGaA ................ 1,670 120,316
Reckitt Benckiser Group plc .............. 1,408 95,210
215,526
Industrial Conglomerates — 0.4%
Hitachi Ltd. ......................... 6,100 143,224
Honeywell International, Inc. ............. 1,018 215,562
Siemens AG (Registered) ............... 1,258 290,530
649,316
Industrial REITs — 0.0%
Segro plc .......................... 3,824 34,201
Insurance — 1.2%
Aegon Ltd. ......................... 2,286 15,014
Ageas SA .......................... 790 47,355
AIA Group Ltd. ...................... 1,800 13,626
Allianz SE (Registered) ................. 746 285,502
Allstate Corp. (The) ................... 228 47,212
American Financial Group, Inc. ........... 514 67,509
Aon plc , Class A ..................... 270 107,754
AXA SA ........................... 3,623 154,796
Baloise Holding AG (Registered) .......... 133 27,913
Brighthouse Financial, Inc.
(a)
............. 92 5,335
Cincinnati Financial Corp. ............... 186 27,476
Dai-ichi Life Holdings, Inc. ............... 6,800 51,922
Globe Life, Inc. ...................... 252 33,193
Great-West Lifeco, Inc. ................. 390 15,280
Hartford Insurance Group, Inc. (The) ........ 365 45,161
Helvetia Holding AG (Registered) .......... 60 12,445
Insurance Australia Group Ltd. ............ 11,706 56,944
MS&AD Insurance Group Holdings, Inc. ..... 1,200 26,097
Security
Shares
Shares Value
Insurance (continued)
NN Group NV ....................... 297 $ 16,527
Power Corp. of Canada
(b)
............... 851 30,089
Progressive Corp. (The) ................ 307 86,884
Prudential plc ....................... 2,291 24,722
Tokio Marine Holdings, Inc. .............. 1,100 42,793
Travelers Cos., Inc. (The) ............... 909 240,394
Zurich Insurance Group AG .............. 379 264,545
1,746,488
Interactive Media & Services — 3.6%
Alphabet, Inc. , Class A ................. 10,676 1,650,937
Alphabet, Inc. , Class C ................. 8,743 1,365,919
LY Corp. ........................... 50,500 171,001
Meta Platforms, Inc. , Class A ............. 3,559 2,051,265
REA Group Ltd. ...................... 664 92,126
Reddit, Inc. , Class A
(a)
.................. 91 9,546
5,340,794
IT Services — 1.0%
Accenture plc , Class A ................. 1,075 335,443
Capgemini SE ....................... 222 33,357
Gartner, Inc.
(a)
....................... 193 81,010
GoDaddy, Inc. , Class A
(a)
................ 592 106,643
International Business Machines Corp. ...... 1,171 291,181
NEC Corp. ......................... 8,000 170,406
Nomura Research Institute Ltd. ........... 3,000 97,657
Obic Co. Ltd. ........................ 1,000 28,833
Snowflake, Inc. , Class A
(a)
............... 103 15,054
VeriSign, Inc.
(a)
...................... 903 229,245
Wix.com Ltd.
(a)
....................... 432 70,580
1,459,409
Leisure Products — 0.1%
Hasbro, Inc. ........................ 3,100 190,619
Sankyo Co. Ltd. ...................... 1,600 23,381
214,000
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. ............... 121 14,155
Bruker Corp. ........................ 287 11,979
Danaher Corp. ...................... 1,044 214,020
Eurofins Scientific SE .................. 540 28,805
ICON plc
(a)
......................... 150 26,248
Illumina, Inc.
(a)
....................... 314 24,913
IQVIA Holdings, Inc.
(a)
.................. 79 13,928
Medpace Holdings, Inc.
(a)
............... 58 17,672
Mettler-Toledo International, Inc.
(a)
......... 46 54,322
Sartorius Stedim Biotech ................ 114 22,585
Thermo Fisher Scientific, Inc. ............. 396 197,050
West Pharmaceutical Services, Inc. ........ 216 48,358
674,035
Machinery — 1.2%
Alfa Laval AB ....................... 4,042 173,301
Alstom SA
(a)
........................ 1,013 22,439
Amada Co. Ltd. ...................... 1,200 11,688
Atlas Copco AB , Class A ................ 633 10,111
Atlas Copco AB , Class B ................ 721 10,139
Caterpillar, Inc. ...................... 760 250,648
Dover Corp. ........................ 425 74,664
Federal Signal Corp. .................. 290 21,329
Flowserve Corp. ..................... 1,953 95,385
GEA Group AG ...................... 580 35,258
Illinois Tool Works, Inc. ................. 848 210,312
ITT, Inc. ........................... 473 61,093
Mitsubishi Heavy Industries Ltd. ........... 3,800 65,260
PACCAR, Inc. ....................... 115 11,198

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Parker-Hannifin Corp. .................. 498 $ 302,709
Pentair plc ......................... 3,111 272,150
Rational AG ........................ 16 13,330
Techtronic Industries Co. Ltd. ............. 1,500 17,976
Wartsila OYJ Abp ..................... 1,479 26,390
Westinghouse Air Brake Technologies Corp. ... 540 97,929
1,783,309
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class B ........... 10 17,404
Media — 0.2%
Comcast Corp. , Class A ................ 2,662 98,228
Fox Corp. , Class B .................... 1,449 76,377
Informa plc ......................... 5,500 55,148
Interpublic Group of Cos., Inc. (The) ........ 191 5,187
New York Times Co. (The) , Class A ......... 680 33,728
Publicis Groupe SA ................... 443 41,796
Trade Desk, Inc. (The) , Class A
(a)
.......... 319 17,456
WPP plc ........................... 1,452 11,034
338,954
Metals & Mining — 0.8%
Anglo American plc ................... 2,049 57,430
Antofagasta plc ...................... 1,339 29,152
Barrick Gold Corp. .................... 2,067 40,132
Endeavour Mining plc .................. 5,938 142,689
Evolution Mining Ltd. .................. 7,054 31,562
Franco-Nevada Corp. .................. 164 25,793
Freeport-McMoRan, Inc. ................ 1,858 70,344
Glencore plc ........................ 25,998 95,156
Kinross Gold Corp. .................... 1,984 24,996
Newmont Corp. ...................... 4,589 221,557
Northern Star Resources Ltd. ............. 10,777 124,422
Rio Tinto plc ........................ 1,507 90,435
Royal Gold, Inc. ...................... 1,150 188,037
Southern Copper Corp. ................. 133 12,430
Wheaton Precious Metals Corp. ........... 573 44,465
1,198,600
Multi-Utilities — 0.5%
AGL Energy Ltd. ..................... 11,595 76,534
Centrica plc ........................ 10,071 19,500
E.ON SE .......................... 22,658 342,017
Engie SA .......................... 2,677 52,164
National Grid plc ..................... 10,931 142,586
Veolia Environnement SA ............... 2,285 78,585
711,386
Office REITs — 0.0%
Gecina SA ......................... 208 19,517
Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA ........................ 666 15,790
BP plc ............................ 36,406 204,291
Canadian Natural Resources Ltd. .......... 3,545 109,081
Cheniere Energy, Inc. .................. 783 181,186
Chevron Corp. ....................... 1,603 268,166
ConocoPhillips ...................... 4,597 482,777
Devon Energy Corp. ................... 1,942 72,631
Eni SpA ........................... 1,653 25,566
EOG Resources, Inc.
(b)
................. 1,012 129,779
Exxon Mobil Corp. .................... 3,639 432,786
Hess Corp. ......................... 424 67,726
Marathon Petroleum Corp. .............. 1,012 147,438
ONEOK, Inc. ........................ 732 72,629
Repsol SA ......................... 940 12,481
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Santos Ltd. ......................... 15,337 $ 64,269
Shell plc ........................... 13,917 506,583
Targa Resources Corp. ................. 327 65,554
TotalEnergies SE ..................... 2,862 184,407
Williams Cos., Inc. (The) ................ 3,440 205,574
3,248,714
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 2,952 128,707
Qantas Airways Ltd. ................... 9,063 51,670
United Airlines Holdings, Inc.
(a)
............ 622 42,949
223,326
Personal Care Products — 0.4%
L'Oreal SA ......................... 696 258,698
Unilever plc ......................... 4,572 272,798
531,496
Pharmaceuticals — 3.3%
Astellas Pharma, Inc.
(b)
................. 2,900 28,230
AstraZeneca plc ..................... 3,068 450,520
Bristol-Myers Squibb Co. ................ 1,749 106,671
Daiichi Sankyo Co. Ltd. ................. 2,100 50,009
Eli Lilly & Co.
(b)
...................... 967 798,655
GSK plc ........................... 8,245 157,564
Haleon plc ......................... 9,317 47,053
Intra-Cellular Therapies, Inc.
(a)
............ 79 10,422
Ipsen SA .......................... 204 23,497
Johnson & Johnson ................... 3,268 541,965
Merck & Co., Inc. ..................... 5,178 464,777
Merck KGaA ........................ 278 38,256
Novartis AG (Registered) ............... 3,307 367,308
Novo Nordisk A/S , Class B .............. 7,100 485,486
Pfizer, Inc. ......................... 11,281 285,860
Roche Holding AG .................... 1,084 358,663
Royalty Pharma plc , Class A ............. 583 18,149
Sanofi SA .......................... 2,419 267,836
Takeda Pharmaceutical Co. Ltd. ........... 8,200 243,038
Teva Pharmaceutical Industries Ltd. , ADR
(a)
... 983 15,109
Zoetis, Inc. , Class A ................... 1,213 199,720
4,958,788
Professional Services — 1.2%
Automatic Data Processing, Inc. ........... 697 212,954
Booz Allen Hamilton Holding Corp. ......... 1,734 181,342
Bureau Veritas SA .................... 552 16,748
CACI International, Inc. , Class A
(a)
......... 316 115,947
Computershare Ltd. ................... 2,374 58,517
Equifax, Inc. ........................ 345 84,028
Experian plc ........................ 4,304 199,427
Leidos Holdings, Inc. .................. 946 127,653
Paycom Software, Inc. ................. 146 31,898
Recruit Holdings Co. Ltd. ............... 5,700 295,324
RELX plc .......................... 2,555 128,339
Robert Half, Inc.
(b)
.................... 636 34,694
SGS SA (Registered) .................. 1,341 133,616
UL Solutions, Inc. , Class A ............... 232 13,085
Wolters Kluwer NV .................... 680 105,874
1,739,446
Real Estate Management & Development — 0.5%
Daito Trust Construction Co. Ltd. .......... 200 20,465
Daiwa House Industry Co. Ltd. ............ 3,300 109,146
Fastighets AB Balder , Class B
(a)
........... 4,089 25,587
FirstService Corp. .................... 805 133,483
Nomura Real Estate Holdings, Inc. ......... 10,000 58,356
Sino Land Co. Ltd. .................... 14,000 14,014

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Tokyo Tatemono Co. Ltd. ................ 10,000 $ 169,320
Tokyu Fudosan Holdings Corp. ............ 18,700 125,469
Vonovia SE ......................... 1,855 49,919
705,759
Retail REITs — 0.2%
Brixmor Property Group, Inc. ............. 1,047 27,798
Scentre Group ....................... 14,752 31,212
Simon Property Group, Inc. .............. 1,218 202,285
261,295
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.
(a)
........... 3,275 336,473
Analog Devices, Inc. ................... 685 138,144
Applied Materials, Inc. ................. 2,476 359,317
ASM International NV .................. 75 34,177
ASML Holding NV .................... 682 451,330
Broadcom, Inc. ...................... 7,201 1,205,663
Intel Corp. ......................... 7,436 168,872
KLA Corp. .......................... 381 259,004
Lam Research Corp. .................. 4,984 362,337
Marvell Technology, Inc. ................ 2,833 174,428
Micron Technology, Inc. ................. 935 81,242
Monolithic Power Systems, Inc. ........... 98 56,838
NVIDIA Corp. ....................... 37,082 4,018,947
Onto Innovation, Inc.
(a) (b)
................ 518 62,854
QUALCOMM, Inc. .................... 2,836 435,638
Rambus, Inc.
(a)
...................... 242 12,530
STMicroelectronics NV ................. 4,061 89,048
Texas Instruments, Inc. ................. 735 132,079
Tokyo Electron Ltd. ................... 400 54,853
Ulvac, Inc. ......................... 400 13,799
8,447,573
Software — 5.7%
ACI Worldwide, Inc.
(a)
.................. 729 39,884
Adobe, Inc.
(a)
........................ 793 304,139
ANSYS, Inc.
(a)
....................... 108 34,188
AppLovin Corp. , Class A
(a)
............... 331 87,705
Atlassian Corp. , Class A
(a)
............... 267 56,660
Autodesk, Inc.
(a)
...................... 94 24,609
Box, Inc. , Class A
(a) (b)
.................. 2,210 68,201
Check Point Software Technologies Ltd.
(a)
.... 385 87,749
Crowdstrike Holdings, Inc. , Class A
(a)
........ 132 46,541
CyberArk Software Ltd.
(a)
................ 193 65,234
Dassault Systemes SE ................. 1,961 74,661
Datadog, Inc. , Class A
(a)
................ 549 54,466
DocuSign, Inc.
(a)
..................... 405 32,967
Elastic NV
(a)
........................ 585 52,123
Fair Isaac Corp.
(a)
..................... 133 245,273
Fortinet, Inc.
(a)
....................... 1,518 146,123
Guidewire Software, Inc.
(a)
............... 186 34,849
Intuit, Inc. .......................... 422 259,104
Microsoft Corp. ...................... 11,270 4,230,645
Nice Ltd.
(a)
......................... 396 61,127
Oracle Corp. ........................ 2,572 359,591
Oracle Corp. Japan ................... 300 31,570
Palantir Technologies, Inc. , Class A
(a)
....... 2,964 250,162
Palo Alto Networks, Inc.
(a)
............... 197 33,616
Q2 Holdings, Inc.
(a)
.................... 136 10,881
Salesforce, Inc. ...................... 1,755 470,972
SAP SE ........................... 1,807 484,185
ServiceNow, Inc.
(a)
.................... 487 387,720
Synopsys, Inc.
(a)
..................... 27 11,579
Technology One Ltd. .................. 5,463 96,090
Teradata Corp.
(a)
..................... 146 3,282
Security
Shares
Shares Value
Software (continued)
Tyler Technologies, Inc.
(a)
............... 81 $ 47,093
Varonis Systems, Inc.
(a)
................. 393 15,897
WiseTech Global Ltd. .................. 535 27,589
Workday, Inc. , Class A
(a)
................ 402 93,879
Xero Ltd.
(a)
......................... 2,494 243,772
8,574,126
Specialized REITs — 0.4%
American Tower Corp. ................. 148 32,205
CubeSmart ......................... 3,290 140,516
Digital Realty Trust, Inc. ................ 541 77,520
Equinix, Inc. ........................ 58 47,290
Iron Mountain, Inc. .................... 1,676 144,203
Lamar Advertising Co. , Class A
(b)
.......... 1,162 132,212
Millrose Properties, Inc. , Class A
(a)
......... 164 4,348
578,294
Specialty Retail — 0.4%
Aritzia, Inc.
(a)
........................ 239 8,400
Gap, Inc. (The) ...................... 797 16,426
Home Depot, Inc. (The) ................ 1,088 398,741
Industria de Diseno Textil SA ............. 670 33,361
JB Hi-Fi Ltd. ........................ 1,228 71,777
Lithia Motors, Inc. , Class A .............. 137 40,215
TJX Cos., Inc. (The) ................... 345 42,021
610,941
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc. ......................... 21,609 4,800,007
Canon, Inc. ......................... 3,400 106,023
NetApp, Inc. ........................ 248 21,784
4,927,814
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG ......................... 649 153,073
Amer Sports, Inc.
(a)
.................... 4,134 110,502
Birkenstock Holding plc
(a)
............... 448 20,541
Capri Holdings Ltd.
(a)
.................. 1 20
Deckers Outdoor Corp.
(a)
................ 780 87,212
Hermes International SCA ............... 21 55,254
Lululemon Athletica, Inc.
(a)
............... 320 90,579
LVMH Moet Hennessy Louis Vuitton SE ...... 343 212,413
Moncler SpA ........................ 645 39,730
NIKE, Inc. , Class B ................... 1,692 107,408
Ralph Lauren Corp. , Class A ............. 376 82,998
Tapestry, Inc. ........................ 157 11,054
970,784
Tobacco — 0.7%
Altria Group, Inc. ..................... 7,046 422,901
British American Tobacco plc ............. 727 29,825
Japan Tobacco, Inc. ................... 1,500 41,229
Philip Morris International, Inc. ............ 3,696 586,666
1,080,621
Trading Companies & Distributors — 0.8%
AddTech AB , Class B .................. 551 16,137
AerCap Holdings NV .................. 460 46,998
Ashtead Group plc .................... 1,855 100,294
Ferguson Enterprises, Inc. ............... 1,040 166,639
FTAI Aviation Ltd. ..................... 404 44,856
Herc Holdings, Inc. .................... 527 70,760
ITOCHU Corp. ...................... 2,400 111,415
Mitsubishi Corp. ...................... 1,200 21,186
Mitsui & Co. Ltd. ..................... 5,400 101,807
Toyota Tsusho Corp. ................... 3,300 55,598
United Rentals, Inc. ................... 284 177,983

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Watsco, Inc.
(b)
....................... 113 $ 57,438
WESCO International, Inc. ............... 855 132,782
WW Grainger, Inc. .................... 26 25,684
1,129,577
Transportation Infrastructure — 0.0%
Aena SME SA
(c) (d)
..................... 92 21,584
Aeroports de Paris SA ................. 102 10,384
31,968
Water Utilities — 0.0%
Severn Trent plc ..................... 885 28,973
United Utilities Group plc ................ 2,354 30,715
59,688
Wireless Telecommunication Services — 0.1%
SoftBank Corp. ...................... 157,200 219,290
Total Common Stocks — 69 .5%
(Cost: $ 99,058,135 ) ............................... 104,062,919
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ............ USD 25 27,673
Total Corporate Bonds — 0.0%
(Cost: $ 28,150 ) ................................. 27,673
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (f) (g)
........ 25 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 913 72,645
Total Preferred Securities — 0 .1%
(Cost: $ 80,155 ) ................................. 72,645
Security
Shares
Shares Value
Rights
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (g)
............... 105 $ 225
Total Rights — 0.0%
(Cost: $ 107 ) .................................... 225
Total Long-Term Investments — 69.6%
(Cost: $ 99,166,547 ) ............................... 104,163,462
Short-Term Securities
Money Market Funds — 8.4%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(j)
.................... 2,859,034 2,860,464
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 9,779,483 9,779,483
Total Money Market Funds — 8 .4%
(Cost: $ 12,639,947 ) ............................... 12,639,947
Par (000)
Pa r (000)
U.S. Treasury Obligations — 5.8%
U.S. Treasury Bills
(k)
4.24% , 04/08/25 ................... USD 949 947,917
4.24% , 04/15/25 ................... 4,399 4,391,642
4.26% , 04/22/25 ................... 3,360 3,351,171
Total U.S. Treasury Obligations — 5 .8%
(Cost: $ 8,690,793 ) ............................... 8,690,730
Total Short-Term Securities — 14.2%
(Cost: $ 21,330,740 ) ............................... 21,330,677
Total Investments — 83 .8%
(Cost: $ 120,497,287 ) .............................. 125,494,139
Other Assets Less Liabilities — 16.2% ................... 24,180,202
Net Assets — 100.0% ...............................
$ 149,674,341
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,106,310 $ 1,754,118
(a)
$ — $ 36 $ — $ 2,860,464 2,859,034 $ 1,190
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,020,763 — (1,241,280)
(a)
— — 9,779,483 9,779,483 68,915 —
$ 36 $ — $ 12,639,947 $ 70,105 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
OMX Stockholm 30 Index .................................................... 410 04/16/25 $ 10,143 $ (705,194)
IBEX 35 Index ............................................................ 25 04/17/25 3,558 (27,547)
IFSC NIFTY 50 Index ....................................................... 98 04/24/25 4,562 (110,520)
TOPIX Index ............................................................. 77 06/12/25 13,819 (34,611)
U.S. Treasury 10-Year Note ................................................... 259 06/18/25 28,858 202,006
S&P/TSX 60 Index ......................................................... 36 06/19/25 7,493 110,246
FTSE 100 Index ........................................................... 11 06/20/25 1,226 (3,232)
Mini-DAX Index ........................................................... 9 06/20/25 1,096 (18,316)
MSCI EAFE Index ......................................................... 34 06/20/25 4,108 (98,930)
S&P 500 E-Mini Index ....................................................... 77 06/20/25 21,765 (31,210)
Long Gilt ................................................................ 515 06/26/25 60,997 (465,379)
SET50 Index ............................................................. 1,049 06/27/25 4,537 (89,109)
U.S. Treasury 2-Year Note .................................................... 1 06/30/25 207 491
(1,271,305)
Short Contracts
CAC 40 Index ............................................................ 79 04/17/25 6,692 198,029
MSCI Singapore Index ...................................................... 143 04/29/25 4,124 61,686
Euro-Bund .............................................................. 585 06/06/25 81,493 570,378
Euro-Buxl ............................................................... 27 06/06/25 3,482 (61,539)
Japan 10-Year Bond ........................................................ 39 06/13/25 35,986 (173,466)
Australia 10-Year Bond ...................................................... 253 06/16/25 17,810 (80,620)
U.S. Treasury 10-Year Note ................................................... 149 06/18/25 16,602 (257,287)
U.S. Treasury Ultra Bond ..................................................... 242 06/18/25 29,743 (424,138)
Canada 10-Year Bond ....................................................... 101 06/19/25 8,713 (40,964)
FTSE/JSE Top 40 Index ..................................................... 3 06/19/25 135 (717)
SPI 200 Index ............................................................ 68 06/19/25 8,367 37,518
DAX Index .............................................................. 18 06/20/25 10,963 394,161
FTSE/MIB Index ........................................................... 19 06/20/25 3,854 50,680
MSCI EAFE Index ......................................................... 218 06/20/25 26,338 622,203
Nasdaq-100 E-Mini Index ..................................................... 23 06/20/25 8,942 6,790
WIG20 Index ............................................................. 6 06/20/25 84 2,164
904,878
$ (366,427)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 3,672,000 USD 630,498 Citibank NA 06/18/25 $ 2,473
CAD 6,345,296 USD 4,417,370 Goldman Sachs International 06/18/25 9,080
EUR 628,188 JPY 99,567,000 Barclays Bank plc 06/18/25 12,609
NOK 1,187,000 USD 110,166 Toronto Dominion Bank 06/18/25 2,656
SEK 730,000 USD 72,400 Natwest Markets plc 06/18/25 560
USD 788,452 AUD 1,245,000 Bank of Montreal 06/18/25 10,014
USD 960,526 AUD 1,523,000 Morgan Stanley & Co. International plc 06/18/25 8,268
USD 131,991 CHF 115,000 HSBC Bank plc 06/18/25 799
USD 493,303 CHF 431,000 Toronto Dominion Bank 06/18/25 1,618
USD 1,189,160 EUR 1,093,000 Natwest Markets plc 06/18/25 2,123
USD 332,964 EUR 304,000 Toronto Dominion Bank 06/18/25 2,809
USD 1,467,741 JPY 214,392,000 JPMorgan Chase Bank NA 06/18/25 25,873
USD 537,714 MXN 11,058,000 Goldman Sachs International 06/18/25 2,929
USD 5,736 NZD 10,000 Goldman Sachs International 06/18/25 48
USD 93,557 SGD 124,000 Barclays Bank plc 06/18/25 889
USD 210,588 THB 7,096,000 HSBC Bank plc 06/18/25 266

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 93,940 ZAR 1,732,000 HSBC Bank plc 06/18/25 $ 66
83,080
AUD 469,000 USD 294,980 Goldman Sachs International 06/18/25 (1,737)
AUD 28,206,384 USD 17,789,202 Morgan Stanley & Co. International plc 06/18/25 (153,119)
CHF 275,000 USD 314,817 Canadian Imperial Bank of Commerce 06/18/25 (1,097)
CHF 479,000 USD 549,731 Toronto Dominion Bank 06/18/25 (3,287)
CLP 3,130,260,000 USD 3,369,995 Morgan Stanley & Co. International plc 06/18/25 (75,281)
EUR 368,000 USD 400,132 Natwest Markets plc 06/18/25 (471)
JPY 2,645,529,565 EUR 16,687,374 BNP Paribas SA 06/18/25 (330,912)
JPY 1,304,572,901 USD 8,787,624 Barclays Bank plc 06/18/25 (13,879)
JPY 686,791,871 USD 4,716,446 Natwest Markets plc 06/18/25 (97,512)
KRW 259,057,000 USD 178,725 JPMorgan Chase Bank NA 06/18/25 (2,258)
MXN 6,219,000 USD 302,387 Morgan Stanley & Co. International plc 06/18/25 (1,625)
SEK 3,419,000 USD 343,649 Morgan Stanley & Co. International plc 06/18/25 (1,938)
SGD 402,000 USD 303,261 HSBC Bank plc 06/18/25 (2,837)
USD 217,122 BRL 1,285,000 Bank of America NA 06/18/25 (4,383)
USD 1,031,715 CAD 1,482,000 Goldman Sachs International 06/18/25 (2,121)
USD 265,721 EUR 245,000 JPMorgan Chase Bank NA 06/18/25 (358)
USD 773,939 GBP 600,000 Barclays Bank plc 06/18/25 (1,055)
USD 8,894 INR 782,000 HSBC Bank plc 06/18/25 (203)
USD 52,647 PLN 205,000 UBS AG 06/18/25 (127)
USD 233,812 SEK 2,357,000 Toronto Dominion Bank 06/18/25 (1,757)
(695,957)
$ (612,877)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 3,729 $ 175,625 $ 175,625 $ —
Markit CDX North American
Investment Grade Index
Series 44.V1 ....... 1 .00 Quarterly 06/20/30 BBB+ USD 20,871 389,707 405,018 (15,311)
$ 565,332 $ 580,643 $ (15,311)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ 50,904 $ — $ 50,904
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 53,394 — 53,394
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 37,629 — 37,629
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 38,814 — 38,814
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (53,394) 30,481 (83,875)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (37,629) 19,594 (57,223)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (50,904) 32,618 (83,522)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 $ (38,815) $ 18,577 $ (57,392)
1-day MXIBTIIE Monthly 8.02% Monthly 09/17/25
(a)
09/11/30 MXN 40,000 — — —
1-day MXIBTIIE Monthly 8.12% Monthly 09/17/25
(a)
09/11/30 MXN 278,000 55,060 — 55,060
1-day MXIBTIIE Monthly 8.13% Monthly 09/17/25
(a)
09/11/30 MXN 13,000 2,638 — 2,638
1-day MXIBTIIE Monthly 8.14% Monthly 09/17/25
(a)
09/11/30 MXN 1,000 232 — 232
1-day MXIBTIIE Monthly 8.25% Monthly 09/17/25
(a)
09/11/30 MXN 42,000 18,771 — 18,771
1-day MXIBTIIE Monthly 8.30% Monthly 09/17/25
(a)
09/11/30 MXN 12,000 6,534 — 6,534
1-day SARON Annual 0.48% Annual 09/17/25
(a)
09/17/30 CHF 1,000 4,732 4,164 568
1-day SARON Annual 0.56% Annual 09/17/25
(a)
09/17/30 CHF 1,000 9,240 (67) 9,307
1-day SARON Annual 0.63% Annual 09/17/25
(a)
09/17/30 CHF 1,000 13,044 1,750 11,294
3-mo. STIBOR Quarterly 1.00% Annual 09/17/25
(a)
09/17/30 SEK 426,000 (3,306,306) (3,012,512) (293,794)
1-day SORA Semi-Annual 2.21% Semi-Annual 09/17/25
(a)
09/17/30 SGD 3,000 (7,681) — (7,681)
1-day SORA Semi-Annual 2.24% Semi-Annual 09/17/25
(a)
09/17/30 SGD 1,000 (1,382) — (1,382)
1-day SORA Semi-Annual 2.29% Semi-Annual 09/17/25
(a)
09/17/30 SGD 1,750 859 — 859
1-day SORA Semi-Annual 2.29% Semi-Annual 09/17/25
(a)
09/17/30 SGD 2,250 675 — 675
1-day SORA Semi-Annual 2.30% Semi-Annual 09/17/25
(a)
09/17/30 SGD 1,000 890 — 890
1-day SORA Semi-Annual 2.32% Semi-Annual 09/17/25
(a)
09/17/30 SGD 1,000 1,496 — 1,496
1-day SORA Semi-Annual 2.34% Semi-Annual 09/17/25
(a)
09/17/30 SGD 2,500 5,648 — 5,648
1-day SORA Semi-Annual 2.34% Semi-Annual 09/17/25
(a)
09/17/30 SGD 2,500 5,388 — 5,388
1-day SORA Semi-Annual 2.38% Semi-Annual 09/17/25
(a)
09/17/30 SGD 1,000 3,438 — 3,438
6-mo. EURIBOR Semi-Annual 2.39% Annual 09/17/25
(a)
09/17/30 EUR 42,000 (104,042) 31,882 (135,924)
6-mo. EURIBOR Semi-Annual 2.49% Annual 09/17/25
(a)
09/17/30 EUR 3,000 7,738 (202) 7,940
6-mo. EURIBOR Semi-Annual 2.53% Annual 09/17/25
(a)
09/17/30 EUR 4,000 19,782 (500) 20,282
6-mo. EURIBOR Semi-Annual 2.54% Annual 09/17/25
(a)
09/17/30 EUR 12,000 65,506 3,346 62,160
6-mo. EURIBOR Semi-Annual 2.56% Annual 09/17/25
(a)
09/17/30 EUR 8,000 50,748 863 49,885
6-mo. EURIBOR Semi-Annual 2.57% Annual 09/17/25
(a)
09/17/30 EUR 2,000 13,307 (489) 13,796
6-mo. EURIBOR Semi-Annual 2.58% Annual 09/17/25
(a)
09/17/30 EUR 2,000 14,311 2,094 12,217
6-mo. EURIBOR Semi-Annual 2.58% Annual 09/17/25
(a)
09/17/30 EUR 6,000 43,028 649 42,379
3-mo. STIBOR Quarterly 2.69% Annual 09/17/25
(a)
09/17/30 SEK 27,000 (1,167) 18 (1,185)
3-mo. STIBOR Quarterly 2.73% Annual 09/17/25
(a)
09/17/30 SEK 31,000 5,306 (1,272) 6,578
3-mo. STIBOR Quarterly 2.74% Annual 09/17/25
(a)
09/17/30 SEK 14,000 3,166 487 2,679
3-mo. STIBOR Quarterly 2.74% Annual 09/17/25
(a)
09/17/30 SEK 14,000 3,102 4,930 (1,828)
3-mo. JIBAR Quarterly 7.89% Quarterly 09/17/25
(a)
09/17/30 ZAR 37,000 98 — 98
3-mo. JIBAR Quarterly 7.92% Quarterly 09/17/25
(a)
09/17/30 ZAR 15,000 1,087 — 1,087
3-mo. JIBAR Quarterly 7.92% Quarterly 09/17/25
(a)
09/17/30 ZAR 14,000 922 — 922
3-mo. JIBAR Quarterly 7.92% Quarterly 09/17/25
(a)
09/17/30 ZAR 320,500 23,635 — 23,635
3-mo. JIBAR Quarterly 7.92% Quarterly 09/17/25
(a)
09/17/30 ZAR 173,500 11,811 — 11,811
5.86% Semi-Annual 1-day MIBOR Semi-Annual 09/17/25
(a)
09/17/30 INR 239,000 4,027 — 4,027
5.95% Semi-Annual 1-day MIBOR Semi-Annual 09/17/25
(a)
09/17/30 INR 65,000 (1,744) — (1,744)
5.96% Semi-Annual 1-day MIBOR Semi-Annual 09/17/25
(a)
09/17/30 INR 422,173 (12,746) — (12,746)
2.50% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/17/25
(a)
09/17/30 CAD 1,000 (2,868) (518) (2,350)
2.50% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/17/25
(a)
09/17/30 CAD 9,000 (24,647) 3,212 (27,859)
2.52% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/17/25
(a)
09/17/30 CAD 2,000 (6,444) (747) (5,697)
2.48% Semi-Annual
1-day
REPO_CORRA Semi-Annual 09/17/25
(a)
09/17/30 CAD 1,000 (2,158) (176) (1,982)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 2,000 (17,155) (17,155) —
3.79% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 1,000 (8,444) (568) (7,876)
3.75% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 14,000 (90,028) (34,196) (55,832)
3.74% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 1,000 (5,983) (482) (5,501)
3.73% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 2,000 (11,698) 219 (11,917)
3.70% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 30,000 (124,472) 24,885 (149,357)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 5,000 (36,179) (5,525) (30,654)
3.73% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 8,000 (45,718) (13,612) (32,106)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 11,000 (77,134) (28,197) (48,937)
4.01% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 3,000 (7,377) (404) (6,973)
1.65% Quarterly 1-day THOR Quarterly 09/17/25
(a)
09/17/30 THB 44,000 (6,349) — (6,349)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 23,000 $ 3,742 $ — $ 3,742
1.57% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 9,000 — — —
1.59% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 10,000 (594) — (594)
1.64% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 40,000 (15,962) — (15,962)
2.58% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 237,000 (197) — (197)
2.57% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 3,310,000 (1,801) — (1,801)
2.63% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 3,915,000 (9,710) — (9,710)
2.58% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 6,900,000 (6,164) — (6,164)
3.45% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 1,000 (1,339) — (1,339)
3.35% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 4,000 (2,820) — (2,820)
3.35% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 24,000 (17,277) — (17,277)
3.37% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 11,000 (9,125) — (9,125)
3.37% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 14,000 (11,946) — (11,946)
1.97% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 4,000 (990) — (990)
1.86% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 22,000 (1,907) — (1,907)
1.86% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 29,000 (2,577) — (2,577)
1.87% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 68,000 (6,391) — (6,391)
1.96% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 181,000 (41,346) — (41,346)
4.05% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 3,500 (7,954) — (7,954)
4.06% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 3,500 (9,127) — (9,127)
4.11% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 3,000 (12,162) — (12,162)
4.00% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 3,000 (2,881) — (2,881)
4.04% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 3,000 (6,064) — (6,064)
3.64% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 9,000 (1,128) — (1,128)
3.56% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 134,000 3,122 — 3,122
3.68% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 13,000 (2,841) — (2,841)
3.64% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 4,000 (533) — (533)
3.53% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 8,000 670 — 670
4.53% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/30 PLN 4,000 — — —
4.84% Annual 6-mo. WIBOR Semi-Annual 09/17/25
(a)
09/17/30 PLN 13,800 (47,725) — (47,725)
$ (3,718,531) $ (2,936,853) $ (781,678)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.36% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 9,000 $ 12,530 $ — $ 12,530
14.43% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 8,000 7,375 — 7,375
14.45% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 27,000 15,957 — 15,957
14.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 10,000 6,791 — 6,791

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.63% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 11,000 $ (5,390) $ — $ (5,390)
14.66% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 13,000 (9,470) — (9,470)
14.69% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 13,000 (11,391) — (11,391)
14.87% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 4,000 (7,937) — (7,937)
14.96% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 9,000 (25,154) — (25,154)
15.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 16,000 (48,207) — (48,207)
15.05% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 8,000 (25,693) — (25,693)
15.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 10,000 (47,763) — (47,763)
$ (138,352) $ — $ (138,352)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures April
2025 ................ BRL (1,298,386) Merrill Lynch International & Co. 04/16/25 BRL 1,298 $ (2,123) $ — $ (2,123)
BOVESPA Index Futures April
2025 ................ BRL (3,373,249) Merrill Lynch International & Co. 04/16/25 BRL 3,373 (28,932) — (28,932)
BOVESPA Index Futures April
2025 ................ BRL (4,641,725) Merrill Lynch International & Co. 04/16/25 BRL 4,642 (13,331) — (13,331)
BOVESPA Index Futures April
2025 ................ BRL (41,908,631) Merrill Lynch International & Co. 04/16/25 BRL 41,909 (165,553) — (165,553)
Taiwan Capitalization Weighted
Stock Index Futures April
2025 ................ TWD 248,128,673 Merrill Lynch International & Co. 04/16/25 TWD 248,129 (468,997) — (468,997)
Taiwan Capitalization Weighted
Stock Index Futures April
2025 ................ TWD 26,715,159 Merrill Lynch International & Co. 04/16/25 TWD 26,715 (54,163) — (54,163)
KOSPI 200 Index Futures June
2025 ................ KRW (762,444,450) Merrill Lynch International & Co. 06/12/25 KRW 762,444 7,738 — 7,738
KOSPI 200 Index Futures June
2025 ................ KRW (249,388,650) Merrill Lynch International & Co. 06/12/25 KRW 249,389 (653) — (653)
KOSPI 200 Index Futures June
2025 ................ KRW (10,967,209,500) Merrill Lynch International & Co. 06/12/25 KRW 10,967,210 80,618 — 80,618
Mexican Bolsa Index Futures
June 2025 ............ MXN (78,591,192) Merrill Lynch International & Co. 06/20/25 MXN 78,591 61,660 — 61,660
Mexican Bolsa Index Futures
June 2025 ............ MXN (40,682,372) Merrill Lynch International & Co. 06/20/25 MXN 40,682 34,331 — 34,331
Swiss Market Index Futures June
2025 ................ CHF 2,044,160 HSBC Bank plc 06/20/25 CHF 2,044 (45,936) — (45,936)
$ (595,341) $ — $ (595,341)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.65% Quarterly
Merrill Lynch International
& Co. 05/23/25 USD 64,941 $ 4,248,816 $ — $ 4,248,816
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.70% Quarterly Citibank NA 07/28/25 USD 6,736 491,135 — 491,135
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.25% Quarterly BNP Paribas SA 08/28/25 USD 522 (25,584) — (25,584)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.15% Quarterly BNP Paribas SA 08/28/25 USD 271 (723) — (723)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly BNP Paribas SA 08/28/25 USD 157 (5,925) — (5,925)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
JPMorgan Chase Bank
NA 08/28/25 USD 2,218 (107,854) — (107,854)
1-day SOFR plus 0.63% Quarterly
Russell 1000 Value
Index Total Return Quarterly
Morgan Stanley & Co.
International plc 10/06/25 USD 4,252 13,356 — 13,356
$ 4,613,221 $ — $ 4,613,221
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .20
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 9 .05
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .77
1-day SARON ........................................ Swiss Average Rate Overnight 0 .21
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33
1-day SONIA ......................................... Sterling Overnight Index Average 4 .46
1-day SORA ......................................... Singapore Overnight Rate Average 2 .14
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .99
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .25
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .84
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 3 .88
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .56
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .36
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .30
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .34
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .61
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .66

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,979,922 $ 1,066,321 $ — $ 4,046,243
Air Freight & Logistics .................................... 709,972 29,144 — 739,116
Automobile Components .................................. 23,579 234,998 — 258,577
Automobiles .......................................... 956,655 341,112 — 1,297,767
Banks ............................................... 2,722,690 4,190,591 — 6,913,281
Beverages ........................................... 1,032,152 45,290 — 1,077,442
Biotechnology ......................................... 2,119,636 325,247 — 2,444,883
Broadline Retail ........................................ 2,691,311 204,135 — 2,895,446
Building Products ....................................... 317,759 342,940 — 660,699
Capital Markets ........................................ 3,778,853 1,278,871 — 5,057,724
Chemicals ............................................ 103,032 183,205 — 286,237
Commercial Services & Supplies ............................. 969,230 66,964 — 1,036,194
Communications Equipment ................................ 1,085,076 — — 1,085,076
Construction & Engineering ................................ 576,120 357,450 — 933,570
Construction Materials .................................... 19,002 231,691 — 250,693
Consumer Finance ...................................... 298,069 21,391 — 319,460
Consumer Staples Distribution & Retail ........................ 1,259,644 76,536 — 1,336,180
Containers & Packaging .................................. 2,024 — — 2,024
Diversified Consumer Services .............................. 15,838 — — 15,838
Diversified REITs ....................................... — 21,981 — 21,981
Diversified Telecommunication Services ........................ 473,531 825,503 — 1,299,034
Electric Utilities ........................................ 1,386,519 577,185 — 1,963,704
Electrical Equipment ..................................... 1,059,821 925,218 — 1,985,039
Electronic Equipment, Instruments & Components ................. 450,465 263,885 — 714,350
Entertainment ......................................... 1,511,043 — — 1,511,043
Financial Services ...................................... 2,572,748 280,497 — 2,853,245
Food Products ......................................... 374,183 159,290 — 533,473
Gas Utilities ........................................... 126,794 — — 126,794
Ground Transportation ................................... 230,550 — — 230,550
Health Care Equipment & Supplies ........................... 1,718,392 325,657 — 2,044,049
Health Care Providers & Services ............................ 3,870,343 24,891 — 3,895,234
Health Care Technology .................................. 104,961 51,390 — 156,351
Hotels, Restaurants & Leisure .............................. 1,046,818 140,733 — 1,187,551
Household Durables ..................................... 978,485 1,203,147 — 2,181,632
Household Products ..................................... — 215,526 — 215,526
Industrial Conglomerates .................................. 215,562 433,754 — 649,316
Industrial REITs ........................................ — 34,201 — 34,201
Insurance ............................................ 676,198 1,070,290 — 1,746,488

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

Level 1 Level 2 Level 3 Total
Interactive Media & Services ............................... $ 5,077,667 $ 263,127 $ — $ 5,340,794
IT Services ........................................... 1,129,156 330,253 — 1,459,409
Leisure Products ....................................... 190,619 23,381 — 214,000
Life Sciences Tools & Services .............................. 622,645 51,390 — 674,035
Machinery ............................................ 1,397,417 385,892 — 1,783,309
Marine Transportation .................................... — 17,404 — 17,404
Media ............................................... 230,976 107,978 — 338,954
Metals & Mining ........................................ 770,443 428,157 — 1,198,600
Multi-Utilities .......................................... — 711,386 — 711,386
Office REITs .......................................... — 19,517 — 19,517
Oil, Gas & Consumable Fuels ............................... 2,235,327 1,013,387 — 3,248,714
Passenger Airlines ...................................... 171,656 51,670 — 223,326
Personal Care Products .................................. — 531,496 — 531,496
Pharmaceuticals ....................................... 2,441,328 2,517,460 — 4,958,788
Professional Services .................................... 801,601 937,845 — 1,739,446
Real Estate Management & Development ....................... 159,070 546,689 — 705,759
Retail REITs .......................................... 230,083 31,212 — 261,295
Semiconductors & Semiconductor Equipment .................... 7,804,366 643,207 — 8,447,573
Software ............................................. 7,555,132 1,018,994 — 8,574,126
Specialized REITs ...................................... 578,294 — — 578,294
Specialty Retail ........................................ 505,803 105,138 — 610,941
Technology Hardware, Storage & Peripherals .................... 4,821,791 106,023 — 4,927,814
Textiles, Apparel & Luxury Goods ............................ 510,314 460,470 — 970,784
Tobacco ............................................. 1,009,567 71,054 — 1,080,621
Trading Companies & Distributors ............................ 723,140 406,437 — 1,129,577
Transportation Infrastructure ............................... — 31,968 — 31,968
Water Utilities ......................................... — 59,688 — 59,688
Wireless Telecommunication Services ......................... — 219,290 — 219,290
Corporate Bonds ........................................ — 27,673 — 27,673
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 72,645 — 72,645
Rights ................................................ — — 225 225
Short-Term Securities
Money Market Funds ...................................... 12,639,947 — — 12,639,947
U.S. Treasury Obligations ................................... — 8,690,730 — 8,690,730
$ 90,063,319 $ 35,430,595 $ 225 $ 125,494,139
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 739,239 $ 5,681,892 $ — $ 6,421,131
Foreign currency exchange contracts ............................ — 83,080 — 83,080
Interest rate contracts ....................................... 772,875 613,222 — 1,386,097
Liabilities
Credit contracts ........................................... — (15,311) — (15,311)
Equity contracts ........................................... (130,140) (1,909,020) — (2,039,160)
Foreign currency exchange contracts ............................ — (695,957) — (695,957)
Interest rate contracts ....................................... (1,503,393) (1,533,252) — (3,036,645)
$ (121,419) $ 2,224,654 $ — $ 2,103,235
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Managed Volatility V.I. Fund

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate